LEASES - Summary of maturity of operating lease liabilities - (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Maturity of operating lease liabilities
2023	¥ 5,748,070	$ 809,610	¥ 4,947,481	$ 779,352
2024	5,029,426	708,390	4,837,260	761,989
2025	3,921,138	552,289	4,922,251	775,377
2026	158,029	22,257	1,479,661	233,084
Total lease payments	14,856,663	2,092,546	16,186,653	2,549,802
Less: Interest	(928,262)	(130,744)	(1,259,141)	(198,346)
Present value of operating lease liabilities	13,928,401	1,961,802	14,927,512	2,351,456
Operating lease liabilities - current	3,524,558	496,431	4,322,252	680,863	¥ 3,785,642
Operating lease liabilities - non-current	¥ 10,403,843	$ 1,465,371	¥ 10,605,260	$ 1,670,593	¥ 13,550,359